Consolidated Portfolio of Investments
CTIVP® – AQR Managed Futures Strategy Fund, September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Treasury Bills 29.7%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
United States 29.7%
U.S. Treasury Bills
10/31/2019	1.870%	2,192,000	2,188,529
11/29/2019	1.770%	2,375,000	2,368,116
12/05/2019	1.780%	964,000	960,912
12/12/2019	1.780%	3,796,000	3,782,571
12/19/2019	1.730%	3,450,000	3,436,996
12/26/2019	1.790%	639,000	636,283
01/02/2020	1.810%	2,048,000	2,038,474
01/09/2020	1.810%	10,186,000	10,135,160
01/16/2020	1.800%	7,601,000	7,560,789
01/23/2020	1.800%	19,538,000	19,427,575
01/30/2020	1.790%	14,334,000	14,248,692
02/06/2020	1.810%	849,000	843,606
02/13/2020	1.800%	5,558,000	5,520,995
02/20/2020	1.810%	3,718,000	3,691,755
03/05/2020	1.800%	2,233,000	2,215,840
Total			79,056,293
Total Treasury Bills (Cost $79,000,961)			79,056,293
Money Market Funds 59.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.073%(a),(b)	88,967,758	88,958,861
JPMorgan Prime Money Market Fund, Capital Shares, 2.061%(a)	35,000,000	35,007,000
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Shares, 1.808%(a)	35,000,000	35,000,000
Total Money Market Funds (Cost $158,958,936)		158,965,861
Total Investments in Securities (Cost: $237,959,897)		238,022,154
Other Assets & Liabilities, Net		27,816,782
Net Assets		265,838,936
At September 30, 2019, securities and/or cash totaling $29,225,987 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
1,467,500 AUD	997,959 USD	Citi	12/18/2019	5,002	—
1,467,500 AUD	986,413 USD	Citi	12/18/2019	—	(6,544)
14,158,500 BRL	3,430,237 USD	Citi	12/18/2019	38,771	—
7,309,500 BRL	1,742,557 USD	Citi	12/18/2019	—	(8,328)
206,500 CAD	155,546 USD	Citi	12/18/2019	—	(526)
6,500,507 CHF	6,591,372 USD	Citi	12/18/2019	32,308	—
2,339,381,470 CLP	3,260,722 USD	Citi	12/18/2019	47,252	—
4,234,769,944 COP	1,235,945 USD	Citi	12/18/2019	23,531	—
15,795,512 EUR	17,549,512 USD	Citi	12/18/2019	228,142	—
2,345,440 GBP	2,898,781 USD	Citi	12/18/2019	5,555	—
3,909,061 GBP	4,785,240 USD	Citi	12/18/2019	—	(36,797)
2,637,865,504 HUF	8,793,055 USD	Citi	12/18/2019	165,090	—
216,601,500 HUF	706,818 USD	Citi	12/18/2019	—	(1,645)
9,473,391,500 IDR	662,088 USD	Citi	12/18/2019	580	—
5,300,233,500 IDR	369,636 USD	Citi	12/18/2019	—	(468)
480,500 ILS	136,750 USD	Citi	12/18/2019	—	(2,062)
81,135,000 INR	1,113,825 USD	Citi	12/18/2019	—	(23,446)
198,033,496 JPY	1,845,573 USD	Citi	12/18/2019	3,398	—
6,579,482,320 KRW	5,520,638 USD	Citi	12/18/2019	21,783	—
20,783,565,156 KRW	17,211,584 USD	Citi	12/18/2019	—	(158,447)
40,412,000 MXN	2,030,091 USD	Citi	12/18/2019	7,651	—
14,907,000 MXN	735,497 USD	Citi	12/18/2019	—	(10,532)
90,582,496 NOK	10,084,078 USD	Citi	12/18/2019	114,855	—
CTIVP® – AQR Managed Futures Strategy Fund | Quarterly Report 2019	1

Consolidated Portfolio of Investments   (continued)
CTIVP® – AQR Managed Futures Strategy Fund, September 30, 2019 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
19,029,500 NOK	2,091,350 USD	Citi	12/18/2019	—	(2,977)
9,403,000 NZD	5,953,043 USD	Citi	12/18/2019	54,329	—
2,592,500 PHP	49,971 USD	Citi	12/18/2019	91	—
39,405,500 PHP	752,041 USD	Citi	12/18/2019	—	(6,117)
21,991,000 PLN	5,539,851 USD	Citi	12/18/2019	49,616	—
3,125,010 PLN	778,611 USD	Citi	12/18/2019	—	(1,573)
97,051,500 SEK	10,054,523 USD	Citi	12/18/2019	142,187	—
2,672,500 SEK	272,154 USD	Citi	12/18/2019	—	(802)
944,500 SGD	684,801 USD	Citi	12/18/2019	814	—
5,975,500 SGD	4,308,525 USD	Citi	12/18/2019	—	(18,802)
12,519,001 TWD	406,443 USD	Citi	12/18/2019	667	—
113,229,509 TWD	3,637,389 USD	Citi	12/18/2019	—	(32,692)
198,011 USD	295,000 AUD	Citi	12/18/2019	1,595	—
1,809,051 USD	2,640,000 AUD	Citi	12/18/2019	—	(22,744)
60,881 USD	255,000 BRL	Citi	12/18/2019	200	—
522,960 USD	2,130,000 BRL	Citi	12/18/2019	—	(12,750)
100,132 USD	133,067 CAD	Citi	12/18/2019	440	—
536,309 USD	708,929 CAD	Citi	12/18/2019	—	(501)
19,492,185 USD	19,024,515 CHF	Citi	12/18/2019	—	(296,286)
470,691 USD	341,234,500 CLP	Citi	12/18/2019	—	(1,957)
129,324 USD	446,281,000 COP	Citi	12/18/2019	—	(1,553)
14,807,803 USD	13,345,004 EUR	Citi	12/18/2019	—	(173,662)
2,069,563 USD	1,698,500 GBP	Citi	12/18/2019	25,628	—
5,658,218 USD	4,556,001 GBP	Citi	12/18/2019	—	(38,146)
3,462 USD	1,055,000 HUF	Citi	12/18/2019	—	(11)
1,785,814 USD	25,867,958,302 IDR	Citi	12/18/2019	20,494	—
4,063,398 USD	57,934,749,768 IDR	Citi	12/18/2019	—	(17,931)
2,475,641 USD	8,663,500 ILS	Citi	12/18/2019	27,167	—
1,983,129 USD	143,749,446 INR	Citi	12/18/2019	31,809	—
137,782 USD	9,801,000 INR	Citi	12/18/2019	—	(401)
3,006,325 USD	319,085,568 JPY	Citi	12/18/2019	—	(38,082)
1,682,384 USD	1,995,688,500 KRW	Citi	12/18/2019	—	(14,471)
780,073 USD	15,801,854 MXN	Citi	12/18/2019	10,740	—
5,361,638 USD	105,789,644 MXN	Citi	12/18/2019	—	(67,341)
483,692 USD	4,383,500 NOK	Citi	12/18/2019	—	(1,258)
149,532 USD	234,000 NZD	Citi	12/18/2019	—	(2,739)
1,472,758 USD	77,191,004 PHP	Citi	12/18/2019	12,389	—
5,051,816 USD	19,890,010 PLN	Citi	12/18/2019	—	(86,110)
2,803,355 USD	27,055,000 SEK	Citi	12/18/2019	—	(40,098)
784,784 USD	1,089,500 SGD	Citi	12/18/2019	4,209	—
1,501,780 USD	2,067,000 SGD	Citi	12/18/2019	—	(4,904)
2,154,750 USD	66,929,500 TWD	Citi	12/18/2019	14,620	—
1,788,925 USD	54,909,010 TWD	Citi	12/18/2019	—	(9,173)
2,206,983 USD	34,212,000 ZAR	Citi	12/18/2019	29,159	—
7,434,852 USD	110,787,500 ZAR	Citi	12/18/2019	—	(193,631)
59,608,000 ZAR	3,934,633 USD	Citi	12/18/2019	38,573	—
18,911,500 ZAR	1,233,705 USD	Citi	12/18/2019	—	(2,376)
1,467,500 AUD	997,957 USD	JPMorgan	12/18/2019	5,001	—
1,467,500 AUD	986,412 USD	JPMorgan	12/18/2019	—	(6,545)
14,158,500 BRL	3,430,232 USD	JPMorgan	12/18/2019	38,767	—
7,309,500 BRL	1,742,555 USD	JPMorgan	12/18/2019	—	(8,331)
206,500 CAD	155,546 USD	JPMorgan	12/18/2019	—	(527)
6,500,493 CHF	6,591,350 USD	JPMorgan	12/18/2019	32,296	—
2,339,381,482 CLP	3,260,627 USD	JPMorgan	12/18/2019	47,157	—
4,234,769,944 COP	1,235,944 USD	JPMorgan	12/18/2019	23,529	—
15,795,488 EUR	17,549,464 USD	JPMorgan	12/18/2019	228,120	—
2,345,441 GBP	2,898,779 USD	JPMorgan	12/18/2019	5,552	—
3,909,058 GBP	4,785,230 USD	JPMorgan	12/18/2019	—	(36,803)
2	CTIVP® – AQR Managed Futures Strategy Fund | Quarterly Report 2019

Consolidated Portfolio of Investments   (continued)
CTIVP® – AQR Managed Futures Strategy Fund, September 30, 2019 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
7 HKD	1 USD	JPMorgan	12/18/2019	—	—
2,637,865,504 HUF	8,793,044 USD	JPMorgan	12/18/2019	165,079	—
216,601,500 HUF	706,817 USD	JPMorgan	12/18/2019	—	(1,646)
9,473,391,500 IDR	662,087 USD	JPMorgan	12/18/2019	579	—
5,300,233,500 IDR	369,636 USD	JPMorgan	12/18/2019	—	(469)
480,500 ILS	136,750 USD	JPMorgan	12/18/2019	—	(2,062)
81,135,000 INR	1,113,823 USD	JPMorgan	12/18/2019	—	(23,447)
198,033,504 JPY	1,845,571 USD	JPMorgan	12/18/2019	3,396	—
6,579,482,318 KRW	5,520,631 USD	JPMorgan	12/18/2019	21,776	—
20,783,565,166 KRW	17,211,562 USD	JPMorgan	12/18/2019	—	(158,468)
40,412,000 MXN	2,030,088 USD	JPMorgan	12/18/2019	7,649	—
14,907,000 MXN	735,496 USD	JPMorgan	12/18/2019	—	(10,533)
90,582,504 NOK	10,084,066 USD	JPMorgan	12/18/2019	114,842	—
19,029,500 NOK	2,091,347 USD	JPMorgan	12/18/2019	—	(2,979)
9,403,000 NZD	5,953,036 USD	JPMorgan	12/18/2019	54,322	—
2,592,500 PHP	49,971 USD	JPMorgan	12/18/2019	91	—
39,405,500 PHP	752,040 USD	JPMorgan	12/18/2019	—	(6,118)
21,991,000 PLN	5,539,844 USD	JPMorgan	12/18/2019	49,609	—
3,124,990 PLN	778,605 USD	JPMorgan	12/18/2019	—	(1,574)
97,051,500 SEK	10,054,510 USD	JPMorgan	12/18/2019	142,174	—
2,672,500 SEK	272,153 USD	JPMorgan	12/18/2019	—	(802)
944,500 SGD	684,800 USD	JPMorgan	12/18/2019	813	—
5,975,500 SGD	4,308,520 USD	JPMorgan	12/18/2019	—	(18,808)
12,519,000 TWD	406,442 USD	JPMorgan	12/18/2019	667	—
113,229,490 TWD	3,637,384 USD	JPMorgan	12/18/2019	—	(32,697)
198,011 USD	295,000 AUD	JPMorgan	12/18/2019	1,595	—
1,809,053 USD	2,640,000 AUD	JPMorgan	12/18/2019	—	(22,746)
60,881 USD	255,000 BRL	JPMorgan	12/18/2019	200	—
522,961 USD	2,130,000 BRL	JPMorgan	12/18/2019	—	(12,750)
100,137 USD	133,074 CAD	JPMorgan	12/18/2019	440	—
536,311 USD	708,930 CAD	JPMorgan	12/18/2019	—	(502)
19,492,179 USD	19,024,485 CHF	JPMorgan	12/18/2019	—	(296,310)
470,691 USD	341,234,500 CLP	JPMorgan	12/18/2019	—	(1,958)
129,324 USD	446,281,000 COP	JPMorgan	12/18/2019	—	(1,554)
14,807,813 USD	13,344,996 EUR	JPMorgan	12/18/2019	—	(173,680)
2,069,565 USD	1,698,500 GBP	JPMorgan	12/18/2019	25,625	—
5,658,223 USD	4,555,999 GBP	JPMorgan	12/18/2019	—	(38,153)
1 USD	7 HKD	JPMorgan	12/18/2019	—	—
3,462 USD	1,055,000 HUF	JPMorgan	12/18/2019	—	(11)
1,785,816 USD	25,867,958,299 IDR	JPMorgan	12/18/2019	20,492	—
4,063,403 USD	57,934,749,767 IDR	JPMorgan	12/18/2019	—	(17,936)
2,475,644 USD	8,663,500 ILS	JPMorgan	12/18/2019	27,164	—
1,983,131 USD	143,749,442 INR	JPMorgan	12/18/2019	31,807	—
137,782 USD	9,801,000 INR	JPMorgan	12/18/2019	—	(402)
3,006,328 USD	319,085,576 JPY	JPMorgan	12/18/2019	—	(38,086)
1,682,386 USD	1,995,688,500 KRW	JPMorgan	12/18/2019	—	(14,474)
780,074 USD	15,801,858 MXN	JPMorgan	12/18/2019	10,739	—
5,361,645 USD	105,789,644 MXN	JPMorgan	12/18/2019	—	(67,347)
483,693 USD	4,383,500 NOK	JPMorgan	12/18/2019	—	(1,258)
149,533 USD	234,000 NZD	JPMorgan	12/18/2019	—	(2,739)
1,472,760 USD	77,190,996 PHP	JPMorgan	12/18/2019	12,387	—
5,051,817 USD	19,889,990 PLN	JPMorgan	12/18/2019	—	(86,116)
2,803,359 USD	27,055,000 SEK	JPMorgan	12/18/2019	—	(40,101)
784,785 USD	1,089,500 SGD	JPMorgan	12/18/2019	4,208	—
1,501,782 USD	2,067,000 SGD	JPMorgan	12/18/2019	—	(4,906)
2,154,752 USD	66,929,500 TWD	JPMorgan	12/18/2019	14,617	—
1,788,927 USD	54,908,990 TWD	JPMorgan	12/18/2019	—	(9,175)
2,206,986 USD	34,212,000 ZAR	JPMorgan	12/18/2019	29,157	—
CTIVP® – AQR Managed Futures Strategy Fund | Quarterly Report 2019	3

Consolidated Portfolio of Investments   (continued)
CTIVP® – AQR Managed Futures Strategy Fund, September 30, 2019 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
7,434,861 USD	110,787,500 ZAR	JPMorgan	12/18/2019	—	(193,640)
59,608,000 ZAR	3,934,628 USD	JPMorgan	12/18/2019	38,568	—
18,911,500 ZAR	1,233,704 USD	JPMorgan	12/18/2019	—	(2,377)
Total				2,317,063	(2,675,913)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month Euro Euribor	21	03/2020	EUR	5,276,513	—	(6,202)
3-Month Euro Euribor	56	06/2020	EUR	14,074,200	—	(10,417)
3-Month Euro Euribor	61	09/2020	EUR	15,333,113	—	(2,684)
3-Month Euro Euribor	74	12/2020	EUR	18,602,675	3,174	—
3-Month Euro Euribor	84	03/2021	EUR	21,116,550	11,758	—
3-Month Euro Euribor	98	06/2021	EUR	24,634,750	—	(20,651)
3-Month Euro Euribor	57	09/2021	EUR	14,327,663	—	(1,617)
3-Month Euro Swiss Franc	2	06/2020	CHF	504,300	—	(1,111)
3-Month Euro Swiss Franc	4	09/2020	CHF	1,008,700	—	(83)
90-Day Sterling	50	03/2020	GBP	6,210,938	—	(2,133)
90-Day Sterling	64	06/2020	GBP	7,954,000	—	(427)
90-Day Sterling	77	09/2020	GBP	9,573,506	3,172	—
90-Day Sterling	89	12/2020	GBP	11,064,369	8,988	—
90-Day Sterling	86	03/2021	GBP	10,696,788	8,078	—
90-Day Sterling	92	06/2021	GBP	11,444,225	16,766	—
90-Day Sterling	94	09/2021	GBP	11,693,600	14,122	—
Amsterdam Index	18	10/2019	EUR	2,088,540	16,286	—
Australian 10-Year Bond	74	12/2019	AUD	10,903,848	65,117	—
Australian 3-Year Bond	1,318	12/2019	AUD	152,480,553	360,456	—
Australian Dollar	203	12/2019	USD	13,739,040	—	(91,404)
British Pound	165	12/2019	USD	12,717,375	—	(110,864)
CAC40 Index	336	10/2019	EUR	19,071,360	263,617	—
Canadian Dollar	668	12/2019	USD	50,520,840	—	(321,102)
Canadian Government 10-Year Bond	9	12/2019	CAD	1,283,400	—	(1,811)
Cocoa	52	12/2019	GBP	996,840	30,485	—
Cocoa	18	12/2019	USD	439,560	—	(5,693)
DAX Index	7	12/2019	EUR	2,171,925	3,608	—
DJIA Mini E	79	12/2019	USD	10,625,895	—	(88,380)
Euro Stoxx 50	588	12/2019	EUR	20,903,400	293,036	—
Euro-Buxl 30-Year	2	12/2019	EUR	435,000	1,964	—
Eurodollar 90-Day	89	03/2020	USD	21,878,425	—	(9,302)
Eurodollar 90-Day	97	06/2020	USD	23,872,913	—	(23,834)
Eurodollar 90-Day	102	09/2020	USD	25,123,875	—	(222)
Eurodollar 90-Day	115	12/2020	USD	28,325,938	10,291	—
Eurodollar 90-Day	146	03/2021	USD	35,990,825	18,974	—
Eurodollar 90-Day	227	06/2021	USD	55,969,688	28,687	—
Eurodollar 90-Day	283	09/2021	USD	69,780,725	4,736	—
FTSE 100 Index	90	12/2019	GBP	6,645,150	68,835	—
FTSE/MIB Index	24	12/2019	EUR	2,647,920	35,657	—
Gold 100 oz.	199	12/2019	USD	29,310,710	207,066	—
IBEX 35 Index	21	10/2019	EUR	1,938,825	44,275	—
Japanese 10-Year Government Bond	4	12/2019	JPY	620,080,000	1,878	—
Japanese Yen	332	12/2019	USD	38,586,700	—	(394,770)
KOSPI 200 Index	35	12/2019	KRW	2,398,812,500	—	(8,375)
Long Gilt	26	12/2019	GBP	3,490,240	12,657	—
MSCI EAFE Index Future	2	12/2019	USD	189,840	—	(1,863)
MSCI Singapore IX ETS	7	10/2019	SGD	251,475	—	(78)
MSCI Taiwan Index	117	10/2019	USD	4,763,070	44,813	—
NASDAQ 100 E-mini	85	12/2019	USD	13,209,850	—	(248,223)
4	CTIVP® – AQR Managed Futures Strategy Fund | Quarterly Report 2019

Consolidated Portfolio of Investments   (continued)
CTIVP® – AQR Managed Futures Strategy Fund, September 30, 2019 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Natural Gas	32	10/2019	USD	745,600	—	(54,817)
Nickel	6	12/2019	USD	614,340	28,090	—
OMXS30 Index	98	10/2019	SEK	16,147,950	—	(5,329)
Platinum	53	01/2020	USD	2,356,380	—	(164,884)
S&P 500 E-mini	65	12/2019	USD	9,680,125	—	(78,409)
S&P/TSX 60 Index	199	12/2019	CAD	39,644,780	—	(61,444)
Silver	64	12/2019	USD	5,439,360	—	(278,876)
SPI 200 Index	301	12/2019	AUD	50,282,050	30,077	—
TOPIX Index	9	12/2019	JPY	142,920,000	—	(13,827)
U.S. Long Bond	110	12/2019	USD	17,854,375	87,325	—
U.S. Treasury 10-Year Note	343	12/2019	USD	44,697,188	54,456	—
U.S. Treasury 2-Year Note	222	12/2019	USD	47,841,000	—	(94,553)
U.S. Treasury 5-Year Note	566	12/2019	USD	67,438,016	—	(271)
U.S. Ultra Treasury Bond	77	12/2019	USD	14,776,781	89,685	—
Total					1,868,129	(2,103,656)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month Euro Swiss Franc	(3)	03/2020	CHF	(756,375)	—	(2)
Banker’s Acceptance	(13)	03/2020	CAD	(3,186,788)	1,057	—
Banker’s Acceptance	(16)	06/2020	CAD	(3,924,400)	1,295	—
Brent Crude	(52)	10/2019	USD	(3,081,000)	259,233	—
Coffee	(99)	12/2019	USD	(3,755,194)	—	(124,898)
Copper	(6)	12/2019	USD	(858,563)	—	(8,203)
Copper	(27)	12/2019	USD	(1,740,488)	—	(18,367)
Corn	(168)	12/2019	USD	(3,259,200)	—	(159,103)
Cotton	(46)	12/2019	USD	(1,399,090)	22,387	—
Euro FX	(969)	12/2019	USD	(132,783,281)	1,835,382	—
Ftse/jse Top 40	(41)	12/2019	ZAR	(20,222,020)	58,161	—
Gas Oil	(51)	11/2019	USD	(2,991,150)	—	(60,921)
Hang Seng Index	(42)	10/2019	HKD	(54,688,200)	619	—
H-Shares Index	(47)	10/2019	HKD	(23,993,500)	—	(3,988)
Lean Hogs	(15)	12/2019	USD	(435,600)	—	(44,008)
NY Harbor ULSD Heat Oil	(8)	10/2019	USD	(637,459)	—	(5,349)
Primary Aluminum	(39)	12/2019	USD	(1,684,800)	34,640	—
RBOB Gasoline	(5)	10/2019	USD	(328,965)	3,033	—
Russell 2000 E-mini	(28)	12/2019	USD	(2,135,000)	50,834	—
South African Rand	(649)	12/2019	USD	(40,718,260)	286,096	—
Soybean	(150)	11/2019	USD	(6,795,000)	—	(183,927)
Soybean Meal	(296)	12/2019	USD	(8,909,600)	—	(4,773)
Soybean Oil	(17)	12/2019	USD	(296,616)	—	(1,099)
Sugar #11	(327)	02/2020	USD	(4,632,936)	—	(250,657)
Wheat	(37)	12/2019	USD	(767,750)	—	(1,689)
Wheat	(120)	12/2019	USD	(2,974,500)	—	(121,226)
WTI Crude	(111)	10/2019	USD	(6,001,770)	189,001	—
Zinc	(16)	12/2019	USD	(956,600)	—	(53,145)
Total					2,741,738	(1,041,355)

Total return swap contracts on futures
Reference instrument*	Counterparty	Expiration date	Trading currency	Notional amount long(short)	Upfront payments ($)	Upfront receipts ($)	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Bobl Dec 19	Barclays	12/2019	EUR	52,360,900	—	—	—	(414,852)
Euro-Bund Dec 19	Barclays	12/2019	EUR	11,152,000	—	—	—	(141,946)
Euro-Buxl 30-Year Dec 19	Barclays	12/2019	EUR	217,500	—	—	—	(6,186)
CTIVP® – AQR Managed Futures Strategy Fund | Quarterly Report 2019	5

Consolidated Portfolio of Investments   (continued)
CTIVP® – AQR Managed Futures Strategy Fund, September 30, 2019 (Unaudited)
Total return swap contracts on futures (continued)
Reference instrument*	Counterparty	Expiration date	Trading currency	Notional amount long(short)	Upfront payments ($)	Upfront receipts ($)	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Schatz Dec 19	Barclays	12/2019	EUR	48,077,240	—	—	—	(167,406)
Japanese 10-Year Government Bond Dec 19	Barclays	12/2019	JPY	1,550,200,000	—	—	24,889	—
Long Gilt Dec 19	Barclays	12/2019	GBP	9,262,560	—	—	47,818	—
Coffee Dec 19	Citi	12/2019	USD	(606,900)	—	—	—	(3,831)
Corn Dec 19	Citi	12/2019	USD	(6,809,400)	—	—	—	(420,020)
Cotton Dec 19	Citi	12/2019	USD	(699,545)	—	—	50,044	—
Primary Aluminum Dec 19	Citi	12/2019	USD	(1,036,800)	—	—	16,181	—
Soybean Meal Dec 19	Citi	12/2019	USD	(1,896,300)	—	—	146,206	—
Soybean Nov 19	Citi	11/2019	USD	(4,756,500)	—	—	—	(126,367)
Soybean Oil Dec 19	Citi	12/2019	USD	(174,480)	—	—	—	(2,400)
Sugar #11 March 20	Citi	02/2020	USD	(42,504)	—	—	—	(2,569)
Wheat Dec 19	Citi	12/2019	USD	(20,750)	—	—	—	(710)
Wheat Dec 19	Citi	12/2019	USD	(1,933,425)	—	—	—	(68,202)
Hang Seng Index Oct 19	JPMorgan	10/2019	HKD	(57,292,400)	—	—	—	(1,293)
Swiss Market Index Dec 19	JPMorgan	12/2019	CHF	2,915,660	—	—	26,221	—
TAIEX Oct 19	JPMorgan	10/2019	TWD	2,164,600	—	—	—	(86)
Total					—	—	311,359	(1,355,868)
*	If the notional amount of the swap contract is long and the swap contract’s value is positive (negative), the Fund will receive (pay) the total return. If the notional amount of the swap contract is short and the swap contract’s value is positive (negative), the Fund will pay (receive) the total return. Receipts and payments occur upon termination of the contract.
Notes to Consolidated Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at September 30, 2019.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.073%
	102,044,857	377,678,804	(390,755,903)	88,967,758	(967)	889	2,964,582	88,958,861
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	New Israeli Sheqel
INR	Indian Rupee
JPY	Japanese Yen
6	CTIVP® – AQR Managed Futures Strategy Fund | Quarterly Report 2019

Consolidated Portfolio of Investments   (continued)
CTIVP® – AQR Managed Futures Strategy Fund, September 30, 2019 (Unaudited)
Currency Legend  (continued)
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.
CTIVP® – AQR Managed Futures Strategy Fund | Quarterly Report 2019	7